Artisan International Small-Mid Fund Investment Strategy - Artisan International Small-Mid Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund’s investment team employs a fundamental stock selection process focused on identifying durable and idiosyncratic opportunities to build a diversified portfolio of primarily non-US small- and mid-cap growth companies. The team generally seeks long-term investments in high-quality businesses exposed to structural growth themes that can be acquired at sensible valuations in contrarian fashion and are led by excellent management teams.■Investing with Tailwinds—The team identifies structural themes at the intersection of growth and change with the objective of investing in companies having meaningful exposure to these trends. Themes represent a secular outlook, are generally industry specific, and are identified from a bottom-up perspective.■High-Quality Businesses—The team seeks companies that it views as future industry leaders with sustainable growth characteristics that can be owned for the long term. Those characteristics include differentiated and defensible business models, strong balance sheets, dynamic management teams, favorable positions within their industry value chains and high or improving returns on capital. As part of the investment process, the team considers material environmental, social and governance factors, which may include corporate governance principles, treatment of employees and exposure to regulatory risk, alongside other fundamental research.■A Contrarian Approach to Valuation—The team seeks to invest in high-quality businesses in contrarian fashion. Mismatches between stock price and long-term business value are created by market dislocations, temporary slowdowns in individual businesses or misperceptions in the investment community.■Manage Unique Risks of International Small- and Mid-Cap Equities—International small- and mid-cap equities are exposed to unique investment risks that require managing. The team defines risk as including permanent loss of capital, not just share price volatility. The team manages this risk by having a long-term ownership focus, understanding the direct and indirect security risks for each business, constructing the portfolio on a well-diversified basis and sizing positions according to individual risk characteristics.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small- and mid-cap companies. Small- and mid-cap companies for this purpose are those companies with a market capitalization below $30 billion or having a market capitalization similar to the constituents of the MSCI All Country World (ACWI) ex USA SMID Index at the time of the Fund’s investment. Some of these companies, although small by US standards, might rank among the largest in their countries by market capitalization. Under normal market conditions, the Fund will invest at least 65% of its total assets at market value at the time of purchase in securities of non-US companies. The Fund invests in developed markets and emerging and less developed markets. The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers). From time to time, the team may conclude that a security other than an equity presents a more attractive risk/reward profile. Accordingly, the Fund may invest to a limited extent in debt securities (including lower-rated securities), which include securities rated below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds,” and convertible debt securities of US or non-US issuers that meet the Fund’s investment criteria.